UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	 Himanshu H. Shah
Address: 8601 Six Forks Road, Suite 630
         Raleigh, NC 27615

Form 13F File Number: 028-12080

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: Himanshu H. Shah
Title: Chief Investment Officer/Registered Investment Advisor
Phone: 919-719-6363
Signature, Place, and Date of Signing:

Himanshu H. Shah 		Raleigh, NC 		 May 8, 2008

Additional Information: The investment manager, Himanshu H. Shah, does not participate in proxy voting for positions listed under column 8 in the section denoting no proxy voting. The client, Pennsylvania Public School Employees Retirement System votes on proxies relevant to the securities that we buy on their behalf.

Report Type (Check only one.):
[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

FORM 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 0
Form 13F Information Table Entry Total: 28
Form 13F Information Table Value Total: 129219


List of Other Included Managers:	NONE

                                   FORM 13F INFORMATION TABLE

 COLUMN 1           COLUMN 2       COLUMN 3   COLUMN 4COLUMN 5            COLUMN 6  COLUMN 7COLUMN 8

                                              VALUE   SHRS OR    SH/ PUT/ INVESTMENT OTHER  VOTING AUTHORITY
NAME OF ISSUER      TITLE OF CLASS CUSIP      (x$1000)PRN AMT    PRN CALL DISCRETIONMANAGERS SOLE   SHARED NONE
ABITIBI-CONSOLIDATEDCOM            003924 10 7  9730    753680   SH       SOLE              684637         69043
ADVANCED MICRO DEVICCOM            007903107    2385    404955   SH       SOLE              344955         60000
AEGON N V           ORD AMER REG   007924 10 3  3506    239509   SH       SOLE              229509         10000
BRILLIANCE CHINA AUTSPONSORED ADR  10949Q 10 5  3837    231630   SH       SOLE              231630         N/A
CELESTICA INC       SUB VTG SHS    15101Q 10 8  6056    901200   SH       SOLE              806200         95000
CHINA UNICOM LTD    SPONSORED ADR  16945R 10 4  9287    436670   SH       SOLE              401670         35000
CHINA YUCHAI INTL LTCOM            G21082 10 5 10804   1289348   SH       SOLE              1207048        82300
CHIQUITA BRANDS INTLCOM            170032 80 9 14020    606675   SH       SOLE              586675         20000
KT CORP             SPONSORED ADR  48268K 10 1  5324    224176   SH       SOLE              214176         10000
LEAPFROG ENTERPRISESCL A           52186N 10 6  3947    559990   SH       SOLE              514990         45000
LEGG MASON INC      COM            524901105     279      5000   SH       SOLE                   0         5000
LG PHILIP LCD CO LTDSPONS ADR REP  50186V 10 2  4340    194400   SH       SOLE              187100         7300
MILACRON INC        COM            598709301    1976    778049   SH       SOLE              778049         N/A
MITSUBISHI UFJ FINL SPONSORED ADR  606822 10 4  3915    450035   SH       SOLE              400035         50000
NEC CORP            ADR            629050 20 4  2696    709526   SH       SOLE              709526         N/A
NORTEL NETWORKS     COM            656568508    5917    884500   SH       SOLE              784500         100000
NTT DOCOMO INC      SPONS ADR      62942M201    3261    213880   SH       SOLE              213880         N/A
QIAO XING MOBILE COMCOM            G73031109     286     47600   SH       SOLE               47600         N/A
QIMONDA             SPONS ADR      746904101    7897   1832400   SH       SOLE              1632400        200000
ROYAL DUTCH SHELL PLSPONS ADR A    780259 20 6  2910     42193   SH       SOLE               42193         N/A
SANMINA SCI CORP    COM            800907107    2123   1311100   SH       SOLE              1011100        300000
SANYO ELECTRIC CO LTADR            803038306     223     21300   SH       SOLE               21300         N/A
SCOR SA             SPONSORED ADR  80917Q 10 6  3593   1499740   SH       SOLE              1499740        N/A
SIFY LIMITED        SPONSORED ADR  82655M107    3033    680133   SH       SOLE              640133         40000
TECHNIP NEW         SPONSORED ADR  878546 20 9  3640     46624   SH       SOLE               46624         N/A
UBS AG SHS          COM            H89231338    2593     90050   SH       SOLE               74150         15900
US AWYS GROUP       COM            90341W108    2685    301450   SH       SOLE              286450         15000
UTSTARCOM INC       COM            918076 10 0  8956   3153649   SH       SOLE              2745489        408160
                                              129219

</SEC-DOCUMENT>